Segment information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Revenue	$ 305,698	$ 312,412
Goodwill	2,958	3,121	$ 3,397
Long-term investments	4,629	3,824
Corporate
Segment Reporting Information [Line Items]
Revenue	0	0
Long-term investments	1,972	1,972
OEM
Segment Reporting Information [Line Items]
Revenue	43,265	49,683
Long-term investments	$ 2,657	$ 1,852
OEM | Revenue from Contract with Customer, Segment Benchmark | Product Concentration Risk
Segment Reporting Information [Line Items]
Concentration percentage	14.00%	16.00%
IAM
Segment Reporting Information [Line Items]
Goodwill	$ 2,958	$ 3,121